Document and Entity Information	Mar. 30, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 30, 2023
Current Fiscal Year End Date	--08-31
Entity File Number	001-39449
Entity Registrant Name	Duck Creek Technologies, Inc.
Entity Central Index Key	0001160951
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	84-3723837
Entity Address, Address Line One	22 Boston Wharf Rd.
Entity Address, Address Line Two	Floor 10
Entity Address, City or Town	Boston
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02210
City Area Code	888
Local Phone Number	724-3509
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	DCT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false